UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6076
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  December 31, 2018

Item 1. Reports to Stockholders.

Annual Report
December 31, 2018

NYSE® Pickens Oil Response™ ETF
Ticker: BOON

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund’s reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

NYSE® Pickens Oil Response™ ETF

NYSE® Pickens Oil Response™ ETF

Dear Shareholders,

The NYSE Pickens Oil Response ETF (“BOON” or the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in the NYSE Pickens Oil Response Index (“NYPORI” or the “Index”).

For the period beginning February 27, 2018 to December 31, 2018 (the “Period”), the Fund returned -21.02% at net asset value (NAV) while the Index returned -20.69%.

Gross Expense Ratio as of the February 26, 2018 prospectus is 0.85%.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Returns less than one year are not annualized. NAV prices are used to calculate market price performance prior to the date when the Fund first traded on the New York Stock Exchange. Market returns are determined using the bid/ask midpoint at 4:00pm Eastern time, when the NAV is typically calculated, and do not represent the returns you would receive if you traded shares at other times. For the Fund’s most recent month end performance, please call 1 (214) 615-3828. Short term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on returns.

Factors Affecting Fund Performance

The three primary drivers for returns during the 2018 were the energy sector, which is currently a 42.3% Intercontinental Exchange (ICE) sector weight in BOON, the industrials sector, currently a 40.8% weight, and the materials sector, currently a 13.9% weight. The energy sector returned -13.48% as measured by the Energy Select Sector SPDR Fund (XLE), during the Period. The industrials sector returned -15.57% during the same Period and the materials sector returned -17.17%.

Therefore, energy, industrial and material companies were a negative attribution relative to traditional energy sector ETFs.

NYSE® Pickens Oil Response™ ETF

Holdings are subject to change

Holdings as of 12/31/2018

The top macro factor impacting returns was Brent Crude Oil, which returned -18.21% during the Period.

On an individual security level, the top positive contributors to the Fund’s performance were Energen Corporation, RSP Permian, Inc., Whiting Petroleum Corporation, Oasis Petroleum, Inc., and ConocoPhillips. The top negative contributors to the Fund’s performance were Weatherford International, RPC, Inc., Antero Resources Corporation, General Electric Company, and Alcoa Corporation.

Holdings as of 12/31/2018

Turnover was 56% for the Period. The ETF is rebalanced quarterly and reconstituted annually.

NYSE® Pickens Oil Response™ ETF

Relevant Market Conditions and Sector Attribution

The first half of 2018 was an active period for the energy sector, as energy-related equities were muted in 1Q18 until the end of April, and then positively influenced overall by a further boost in oil prices during 2Q18. Tightening global oil supplies remained the key driver to higher prices during the Period. Throughout 2Q18 especially, inventory reports again showed consistent draws, ultimately achieving the Organization of the Petroleum Exporting Countries’ (OPEC) goal of inventories being reduced to the trailing five-year average. Most notably, inventory tightening has continued to reflect a robust global demand environment (both from developed and emerging markets), high compliance levels to OPEC’s prior levels of production cuts, and large production declines (or expectations for such) from key oil producing countries of Venezuela, Libya, and Iran.

During the first half of 2018, concerns about a trade war dampened the industrials and materials sector returns, contributing to a drag on the Fund’s performance.

The second half of 2018 was a difficult environment for the broad markets in general, and the sectors in NYPORI specifically. The escalation of US-China trade conflict, reduced monetary stimulus in the face of slowing economic growth, and the prospect of fading US policy support weighed on US equity markets. Stocks, having been a major beneficiary of the low interest rate and loose monetary policy environment since the global financial crisis, declined substantially in 4Q18.

Sincerely,

Toby Loftin
Managing Principal

The views expressed above reflect those of the Fund’s portfolio manager only through the Period, and do not necessarily represent the views of the Advisor as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

Principal Investment Risks: You can lose money on your investment in the Fund. The Fund is a recently organized, non-diversified management investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision. Securities held by the Fund may be affected by fluctuations in the prices of energy commodities (particularly oil) and will be especially sensitive to developments that significantly affect certain related sectors of the economy, particularly the Energy, Industrial and Materials sectors. The Fund’s investments will be concentrated in an industry or group of industries and the value of Shares may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries. The equity securities, including those of mid-capitalization companies, held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. The Fund is non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers. The Fund is not actively managed, and the Fund’s sub-adviser would only sell shares of an equity security if that security is removed from the Index or the removal of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology.

NYSE® Pickens Oil Response™ ETF

ETF shares are bought and sold through exchange trading at market price rather than Net Asset Value (“NAV”) and are not individually redeemed from the Fund. Shares may trade at a premium or discount to their NAV in the secondary market. Brokerage commissions will reduce returns.

For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Principal Investment Risks.”

Index returns are for illustrative purposes only. Index performance returns do not reflect any management fees, transaction costs or expenses.

The NYSE Pickens Oil Response Index (NYPORI) is an equal-weighted index designed to objectively identify and select stocks from market segments that have demonstrated a high correlation to changes in the price of ICE Brent Crude Oil. It is not possible to invest directly in an index.

The S&P 500 Energy Index comprises those companies included in the S&P 500 that are classified as members of the GICS energy sector.

XLE is the Energy Select Sector SPDR Fund, which tracks the IXE, the Energy Select Sector Index

The Intercontinental Exchange (ICE) facilitates the electronic purchase and sale of energy commodities. ICE operates completely as an electronic exchange and is linked directly to individuals and companies looking to trade in oil, natural gas, jet fuel, emissions, electric power, commodity derivatives and futures.

Organization of the Petroleum Exporting Countries (OPEC) is an organization of the world’s major oil-exporting nations founded to coordinate the petroleum policies of its members.

Foreside Fund Services, LLC – Distributor, not affiliated with TriLine Index Solutions, LLC.

Not FDIC Insured. No Bank Guarantee. May lose value.

NYSE® Pickens Oil Response™ ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

Since
Cumulative Returns	Inception
Period Ended December 31, 2018	2/27/2018
NYSE® Pickens Oil Response™ ETF – NAV	-21.02%
NYSE® Pickens Oil Response™ ETF – Market	-21.27%
NYSE® Pickens Oil Response™ Index	-20.69%
S&P 500® Energy Sector Index	-13.56%

This chart illustrates the performance of a hypothetical $10,000 investment made on February 27, 2018, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

NYSE® Pickens Oil Response™ ETF

PORTFOLIO ALLOCATION
As of December 31, 2018 (Unaudited)

Percentage of
Sector	Net Assets
Energy	42.3%
Industrials	40.8
Materials	13.9
Healthcare	1.8
Technology	0.9
Short-Term Investments	0.3
Other Assets in Excess of Liabilities	0.0 +
Total	100.0%


To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in Notes to Financial Statements.

+	Represents less than 0.05% of net assets.

NYSE® Pickens Oil Response™ ETF

SCHEDULE OF INVESTMENTS
December 31, 2018

Shares	Security Description	Value
	COMMON STOCKS – 99.7%

	Energy – 42.3%
760	Anadarko Petroleum Corporation	$33,318
3,336	Antero Resources Corporation (a)	31,325
1,224	Apache Corporation	32,130
1,688	Baker Hughes, a GE Company – Class A	36,292
3,136	Centennial Resource Development, Inc. – Class A (a)	34,559
616	Cheniere Energy, Inc. (a)	36,461
16,880	Chesapeake Energy Corporation (a)	35,448
328	Chevron Corporation	35,683
552	Cimarex Energy Company	34,031
344	Concho Resources, Inc. (a)	35,360
584	ConocoPhillips	36,412
864	Continental Resources, Inc. (a)	34,724
560	Core Laboratories NV	33,410
960	Delek US Holdings, Inc.	31,210
1,464	Devon Energy Corporation	32,999
408	Diamondback Energy, Inc.	37,822
376	EOG Resources, Inc.	32,791
496	Exxon Mobil Corporation	33,822
1,232	Halliburton Company	32,747
656	Helmerich & Payne, Inc.	31,449
760	Hess Corporation	30,780
688	HollyFrontier Corporation	35,171
2,296	Kinder Morgan, Inc.	35,312
2,512	Marathon Oil Corporation	36,022
600	Marathon Petroleum Corporation	35,406
1,360	Murphy Oil Corporation	31,810
1,352	National Oilwell Varco, Inc.	34,746
2,552	Newfield Exploration Company (a)	37,412
1,744	Noble Energy, Inc. – Class A	32,717
6,600	Oasis Petroleum, Inc. (a)	36,498
560	Occidental Petroleum Corporation	34,373
640	ONEOK, Inc.	34,528
2,240	Parsley Energy, Inc. – Class A (a)	35,795
3,072	Patterson-UTI Energy, Inc.	31,795
1,112	PBF Energy, Inc. – Class A	36,329
1,192	PDC Energy, Inc. (a)	35,474

The accompanying notes are an integral part of these financial statements.

NYSE® Pickens Oil Response™ ETF

SCHEDULE OF INVESTMENTS
December 31, 2018 (Continued)

Shares	Security Description	Value
	COMMON STOCKS – 99.7% (Continued)

	Energy – 42.3% (Continued)
424	Phillips 66	$36,528
272	Pioneer Natural Resources Company	35,773
3,224	Range Resources Corporation	30,854
944	Schlumberger, Ltd.	34,059
912	Targa Resources Corporation	32,850
1,872	TechnipFMC plc	36,654
5,008	Transocean, Ltd. (a)	34,756
504	Valero Energy Corporation	37,785
1,480	Whiting Petroleum Corporation (a)	33,581
1,600	Williams Companies, Inc.	35,280
3,272	WPX Energy, Inc. (a)	37,137
		1,621,418
	Healthcare – 1.8%
448	PerkinElmer, Inc.	35,191
152	Thermo Fisher Scientific, Inc.	34,016
		69,207
	Industrials – 40.8%
184	3M Company	35,059
1,312	AECOM (a)	34,768
776	AerCap Holdings NV (a)	30,730
440	Amphenol Corporation – Class A	35,649
112	Boeing Company	36,120
288	Caterpillar, Inc.	36,596
3,848	CNH Industrial NV	35,440
480	Crane Company	34,646
552	CSX Corporation	34,296
272	Cummins, Inc.	36,350
792	Donaldson Company, Inc.	34,365
480	Dover Corporation	34,056
520	Eaton Corporation plc	35,703
576	EMCOR Group, Inc.	34,381
608	Emerson Electric Company	36,328
904	Flowserve Corporation	34,370
1,104	Fluor Corporation	35,549
1,736	Gardner Denver Holdings, Inc. (a)	35,501

The accompanying notes are an integral part of these financial statements.

NYSE® Pickens Oil Response™ ETF

SCHEDULE OF INVESTMENTS
December 31, 2018 (Continued)

Shares	Security Description	Value
	COMMON STOCKS – 99.7% (Continued)

	Industrials – 40.8% (Continued)
472	Genesee & Wyoming, Inc. – Class A (a)	$34,937
880	Graco, Inc.	36,828
944	HD Supply Holdings, Inc. (a)	35,419
264	Honeywell International, Inc.	34,880
360	Hubbell, Inc.	35,762
280	IDEX Corporation	35,353
384	J.B. Hunt Transport Services, Inc.	35,727
624	Jacobs Engineering Group, Inc.	36,479
368	Kansas City Southern	35,126
584	Keysight Technologies, Inc. (a)	36,255
552	Kirby Corporation (a)	37,183
376	Landstar System, Inc.	35,972
5,368	McDermott International, Inc. (a)	35,107
456	MSC Industrial Direct Company, Inc. – Class A	35,075
304	Nordson Corporation	36,282
248	Norfolk Southern Corporation	37,086
288	Old Dominion Freight Line, Inc.	35,565
240	Parker-Hannifin Corporation	35,794
136	Roper Technologies, Inc.	36,247
176	Teledyne Technologies, Inc. (a)	36,444
728	Textron, Inc.	33,481
256	Union Pacific Corporation	35,387
344	United Rentals, Inc. (a)	35,270
504	Wabtec Corporation	35,406
688	XPO Logistics, Inc. (a)	39,244
560	Xylem, Inc.	37,363
		1,563,579
	Materials – 13.9%
232	Air Products & Chemicals, Inc.	37,132
856	CF Industries Holdings, Inc.	37,244
496	Eastman Chemical Company	36,263
472	FMC Corporation	34,909
3,384	Freeport-McMoRan, Inc.	34,889
1,928	Huntsman Corporation	37,191
224	Linde plc	34,953
432	LyondellBasell Industries NV – Class A	35,925

The accompanying notes are an integral part of these financial statements.

NYSE® Pickens Oil Response™ ETF

SCHEDULE OF INVESTMENTS
December 31, 2018 (Continued)

Shares	Security Description	Value
	COMMON STOCKS – 99.7% (Continued)

	Materials – 13.9% (Continued)
1,176	Mosaic Company	$34,351
648	Nucor Corporation	33,573
1,144	Southern Copper Corporation	35,201
1,120	Steel Dynamics, Inc.	33,645
1,784	United States Steel Corporation	32,540
2,000	Univar, Inc. (a)	35,480
560	Westlake Chemical Corporation	37,055
		530,351
	Technology – 0.9%
824	First Solar, Inc. (a)	34,983
	TOTAL COMMON STOCKS
	(Cost $4,324,297)	3,819,538

	SHORT-TERM INVESTMENTS – 0.3%
10,601	Morgan Stanley Institutional Liquidity Funds –
	Government Portfolio, Institutional Class, 2.32%*	10,601
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $10,601)	10,601
	TOTAL INVESTMENTS – 100.0%
	(Cost $4,334,898)	3,830,139
	Other Assets in Excess of Liabilities – 0.0%+	1,222
	NET ASSETS – 100.0%	$3,831,361

Percentages are stated as a percent of net assets.


To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in Notes to Financial Statements.

(a)	Non-income producing security.
*	Rate shown is the annualized seven-day yield as of December 31, 2018.
+	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

NYSE® Pickens Oil Response™ ETF

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2018

ASSETS
Investments in securities, at value (Cost $4,334,898)	$3,830,139
Dividends and interest receivable	4,192
Total assets	3,834,331

LIABILITIES
Management fees payable	2,970
Total liabilities	2,970

NET ASSETS	$3,831,361

Net assets consist of:
Paid-in capital	$5,041,388
Total distributable earnings (accumulated deficit)	(1,210,027)
Net assets	$3,831,361

Net asset value:
Net assets	$3,831,361
Shares outstanding^	200,000
Net asset value, offering and redemption price per share	$19.16

^  No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

NYSE® Pickens Oil Response™ ETF

STATEMENT OF OPERATIONS
For the Period Ended December 31, 2018*

INCOME
Dividends (Net of foreign taxes withheld of $166)	$65,375
Interest	166
Total investment income	65,541

EXPENSES
Management fees	41,873
Total expenses	41,873
Net investment income (loss)	23,668

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(481,190)
Change in unrealized appreciation
(depreciation) on investments	(504,759)
Net realized and unrealized
gain (loss) on investments	(985,949)
Net increase (decrease) in net assets
resulting from operations	$(962,281)

*	The Fund commenced operations on February 27, 2018. The information presented is for the period from February 27, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.

NYSE® Pickens Oil Response™ ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
December 31, 2018*
OPERATIONS
Net investment income (loss)	$23,668
Net realized gain (loss) on investments	(481,190)
Change in unrealized appreciation
(depreciation) on investments	(504,759)
Net increase (decrease) in net assets
resulting from operations	(962,281)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(119,658)
Total distribution to shareholders	(119,658)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	6,254,245
Payments for shares redeemed	(1,340,945)
Net increase (decrease) in net assets derived
from capital share transactions (a)	4,913,300
Net increase (decrease) in net assets	$3,831,361

NET ASSETS
Beginning of period	$—
End of period	$3,831,361

(a)	A summary of capital share transactions is as follows:

Period Ended
December 31, 2018*
Shares
Subscriptions	250,000
Redemptions	(50,000)
Net increase (decrease)	200,000

*	The Fund commenced operations on February 27, 2018. The information presented is for the period from February 27, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.

NYSE® Pickens Oil Response™ ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended
	December 31, 2018(1)
Net asset value, beginning of period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.10
Net realized and unrealized gain (loss) on investments	(5.34)
Total from investment operations	(5.24)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.12)
From net realized gains	(0.48)
Total distributions	(0.60)

Net asset value, end of period	$19.16

Total return	-21.02	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$3,831

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.85	%(4)
Net investment income (loss) to average net assets	0.48	%(4)
Portfolio turnover rate(5)	56	%(3)

(1)	Commencement of operations on February 27, 2018.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

NYSE® Pickens Oil Response™ ETF

NOTES TO FINANCIAL STATEMENTS
December 31, 2018

NOTE 1 – ORGANIZATION

NYSE® Pickens Oil Response™ ETF (the “Fund”) is a non-diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the performance, before fees and expenses, of the NYSE® Pickens Oil Response™ Index (the “Index”). The Fund commenced operations on February 27, 2018.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange-traded funds, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Short-term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

NYSE® Pickens Oil Response™ ETF

NOTES TO FINANCIAL STATEMENTS
December 31, 2018 (Continued)

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

NYSE® Pickens Oil Response™ ETF

NOTES TO FINANCIAL STATEMENTS
December 31, 2018 (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2018:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$3,819,538	$—	$—	$3,819,538
Short-Term Investments	10,601	—	—	10,601
Total Investments
in Securities	$3,830,139	$—	$—	$3,830,139

^ See Schedule of Investments for breakout of investments by sector classification.

For the period ended December 31, 2018, the Fund did not recognize any transfers to or from Level 3.

B.
Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all net taxable investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the period ended December 31, 2018, the Fund did not incur any interest or penalties.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis.  Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Fund at least annually. Distributions are recorded on the ex-dividend date.

NYSE® Pickens Oil Response™ ETF

NOTES TO FINANCIAL STATEMENTS
December 31, 2018 (Continued)

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for creation units of the Fund is equal to the Fund’s NAV per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences primarily relate to differing book and tax treatments for redemptions in-kind. For the period ended December 31, 2018, the following table shows the reclassifications made:

Distributable Earnings
(Accumulated Deficit)	Paid-In Capital
$(128,088)	$128,088

During the period ended December 31, 2018, the Fund realized $128,088 in net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

NYSE® Pickens Oil Response™ ETF

NOTES TO FINANCIAL STATEMENTS
December 31, 2018 (Continued)

I.
Subsequent Events. In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to December 31, 2018, that materially impacted the amounts or disclosures in the Fund’s financial statements.

J.
New Accounting Pronouncements and Other Matters. In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated ASU 2018-13 and has adopted the disclosure framework.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

TriLine Index Solutions, LLC (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Penserra Capital Management, LLC, (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser 0.85% at an annual rate based on the Fund’s average daily net assets.

NYSE® Pickens Oil Response™ ETF

NOTES TO FINANCIAL STATEMENTS
December 31, 2018 (Continued)

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board and monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian), an affiliate of Fund Services, serves as the Fund’s Custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the period ended December 31, 2018, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $3,109,332 and $3,103,755, respectively.

During the period ended December 31, 2018, there were no purchases or sales of U.S. Government securities.

During the period ended December 31, 2018, in-kind transactions associated with creations and redemptions were $6,138,059 and $1,338,150, respectively.

During the period ended December 31, 2018, the Fund paid $1,424 in brokerage commissions on trades of securities to Penserra Securities LLC, an affiliate of the Sub-Adviser.

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes as of December 31, 2018 were as follows:

Tax cost of investments	$4,341,967
Gross tax unrealized appreciation	$97,073
Gross tax unrealized depreciation	(608,901)
Total unrealized appreciation (depreciation)	(511,828)
Undistributed ordinary Income	—
Undistributed long-term capital gains	—
Accumulated gain (loss)	(511,828)
Other accumulated gain (loss)	(698,199)
Distributable earnings (accumulated deficit)	$(1,210,027)

NYSE® Pickens Oil Response™ ETF

NOTES TO FINANCIAL STATEMENTS
December 31, 2018 (Continued)

The difference between the cost basis for financial statement and federal income tax purposes is due primarily to timing differences in recognizing wash sales.

As of December 31, 2018, the Fund deferred, on a tax-basis, post-October capital losses of $698,199 and no late-year ordinary losses.

As of December 31, 2018, the Fund had no capital loss carryforwards.

The tax character of distributions paid by the Fund during the period ended December 31, 2018 was $119,658 of ordinary income.

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and trade on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $250, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are displayed in the capital shares transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NYSE® Pickens Oil Response™ ETF

NOTES TO FINANCIAL STATEMENTS
December 31, 2018 (Continued)

NOTE 7 – PRINCIPAL RISK

Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

NYSE® Pickens Oil Response™ ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of NYSE® Pickens Oil Response™ ETF and
Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of NYSE® Pickens Oil Response™ ETF (the “Fund”), a series of ETF Series Solutions, as of December 31, 2018, and the related statements of operations and changes in net assets and the financial highlights for the period February 27, 2018 (commencement of operations) to December 31, 2018, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, the results of its operations, the changes in its net assets and the financial highlights for the period indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audit provides a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2017.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin
February 28, 2019

NYSE® Pickens Oil Response™ ETF

TRUSTEES AND OFFICERS
(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202.

				Number of	Other
		Term of		Portfolios	Directorships
		Office and		in Fund	Held by
Name	Position	Length of		Complex	Trustee
and Year	Held with	Time	Principal Occupation(s)	Overseen	During Past
of Birth	the Trust	Served	During Past 5 Years	by Trustee	5 Years
Independent Trustees

Leonard M. Rush, CPA	Lead	Indefinite	Retired; formerly Chief	45	Independent
Born: 1946	Indepen-	term;	Financial Officer,		Trustee,
	dent	since	Robert W. Baird & Co.		Managed
	Trustee	2012	Incorporated (wealth		Portfolio
	and		management firm)		Series (38
	Audit		(2000–2011).		portfolios).
Committee
Chairman

David A. Massart	Trustee	Indefinite	Co-Founder, President,	45	Independent
Born: 1967		term;	and Chief Investment		Trustee,
		since	Strategist, Next Generation		Managed
		2012	Wealth Management, Inc.		Portfolio
			(since 2005).		Series (38
portfolios).

Janet D. Olsen	Trustee	Indefinite	Retired; formerly Managing	45	Independent
Born: 1956		term;	Director and General Counsel,		Trustee, PPM
		since	Artisan Partners Limited		Funds (9
		2018	Partnership (investment		portfolios)
			adviser) (2000–2013);		(since 2018).
Executive Vice President
and General Counsel,
Artisan Partners Asset
Management Inc.
(2012–2013); Vice President
and General Counsel, Artisan
Funds, Inc. (investment
company) (2001–2012).

Interested Trustee

Michael A. Castino	Trustee	Indefinite	Senior Vice President,	45	None
Born: 1967	and	term;	U.S. Bancorp Fund Services,
	Chairman	Trustee	LLC (since 2013); Managing
		since	Director of Index Services,
		2014;	Zacks Investment
		Chairman	Management (2011–2013).
since
2013

NYSE® Pickens Oil Response™ ETF

TRUSTEES AND OFFICERS
(Unaudited) (Continued)

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Term of
Office and
Name	Position(s)	Length of
and Year	Held with	Time
of Birth	the Trust	Served	Principal Occupation(s) During Past 5 Years
Principal Officers of the Trust

Kristina R. Nelson	President	Indefinite	Vice President, U.S. Bancorp Fund Services, LLC
Born: 1982		term;	(since 2014); Assistant Vice President, U.S. Bancorp
		since 2019	Fund Services, LLC (2013–2014).

Michael D. Barolsky	Vice	Indefinite	Vice President, U.S. Bancorp Fund Services, LLC
Born: 1981	President	term;	(since 2012); Associate, Thompson Hine LLP (law firm)
	and	since 2014	(2008–2012).
	Secretary	(other roles
since 2013)

James R. Butz	Chief	Indefinite	Senior Vice President, U.S. Bancorp Fund Services, LLC
Born: 1982	Compliance	term;	(since 2015); Vice President, U.S. Bancorp Fund
	Officer	since 2015	Services, LLC (2014–2015); Assistant Vice President,
U.S. Bancorp Fund Services, LLC (2011–2014).

Kristen M. Weitzel, CPA	Treasurer	Indefinite	Vice President, U.S. Bancorp Fund Services, LLC
Born: 1977		term;	(since 2015); Assistant Vice President, U.S. Bancorp
		since 2014	Fund Services, LLC (2011–2015); Manager,
		(other roles	PricewaterhouseCoopers LLP (accounting firm)
		since 2013)	(2005–2011).

Brett M. Wickmann	Assistant	Indefinite	Vice President, U.S. Bancorp Fund Services, LLC
Born: 1982	Treasurer	term;	(since 2017); Assistant Vice President, U.S. Bancorp
		since 2017	Fund Services, LLC (2012–2017).

Elizabeth A. Winske	Assistant	Indefinite	Assistant Vice President, U.S. Bancorp Fund Services,
Born: 1983	Treasurer	term;	LLC (since 2016); Officer, U.S. Bancorp Fund Services,
		since 2017	LLC (2012–2016).

The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request, by calling toll free (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.tboonetf.com/our-etf.

NYSE® Pickens Oil Response™ ETF

EXPENSE EXAMPLE
For the Six-Months Ended December 31, 2018 (Unaudited)

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2018 – December 31, 2018).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	July 1, 2018	December 31, 2018	During the Period(1)
Actual	$1,000.00	$ 738.40	$3.72
Hypothetical (5% annual
return before expenses)	$1,000.00	$1,020.92	$4.33

(1)
The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.85%, multiplied by the average account value during the period, multiplied by 184/365, to reflect the one-half year period.

NYSE® Pickens Oil Response™ ETF

FEDERAL TAX INFORMATION
(Unaudited)

For the period ended December 31, 2018, certain dividends paid by the Fund may be subject to a maximum rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was 51.42%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividend received deduction for the period ended December 31, 2018 was 46.68%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 80.22%.

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.tboonetf.com/our-etf daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the SAI. The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.tboonetf.com/our-etf.

Information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.tboonetf.com/our-etf.

(This Page Intentionally Left Blank.)

Adviser
TriLine Index Solutions, LLC
8117 Preston Road, Suite 260
Dallas, Texas 75225

Sub-Adviser
Penserra Capital Management, LLC
4 Orinda Way, Suite 100-A
Orinda, California 94563

Distributor
Foreside Fund Services, LLC
Three Canal Plaza
Portland, Maine 04101

Custodian
U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Morgan, Lewis & Bockius, LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

NYSE® Pickens Oil Response™ ETF
Symbol – BOON
CUSIP – 26922A529

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.
A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 12/31/2018
Audit Fees	$14,500
Audit-Related Fees	N/A
Tax Fees	$3,000
All Other Fees	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

FYE 12/31/2018
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last year.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2018
Registrant	N/A
Registrant’s Investment Adviser	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act.  The independent members of the committee are as follows: Leonard M. Rush, David A. Massart, and Janet D. Olsen.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees

Item 11. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in registrant’s independent public accountant. There was no change in the registrant’s public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title       /s/Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date    March 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date    March 6, 2019

By (Signature and Title)*    /s/Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date    March 6, 2019

* Print the name and title of each signing officer under his or her signature.